Offerings	Oct. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,740.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock of Imunon, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant's common stock on the Nasdaq Capital Market on October 20, 2026. The proposed maximum aggregate offering price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $20,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Tranche A common warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Tranche B common warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Tranche C common warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Tranche D common warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement agent warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Exchange warrants to purchase Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same Registration Statement as the Common Stock issuable upon exercise of the warrants.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the pre-funded warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $20,000,000.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Tranche A common warrants, the Tranche B common warrants, the Tranche C common warrants, the Tranche D common warrants, the placement agent warrants and the exchange warrants
Amount Registered | shares	91,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 91,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,917.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock of Imunon, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant's common stock on the Nasdaq Capital Market on October 20, 2026. Each share of Common Stock or pre-funded warrant is being sold together with one Tranche A common warrant to purchase one half of one share of Common Stock or an exchange warrant in lieu thereof to purchase one-half of one share of Common Stock, one Tranche B common warrant to purchase one share of Common Stock or an exchange warrant in lieu thereof to purchase one share of Common Stock, one Tranche C common warrant to purchase one share of Common Stock or an exchange warrant in lieu thereof to purchase one share of Common Stock and one Tranche D common warrant to purchase one share of Common Stock or an exchange warrant in lieu thereof to purchase one share of Common Stock. The placement agent warrants will be exercisable for a number of shares equal to 5.0% of the total number of securities sold in the offering, excluding shares issuable upon exercise of investor warrants.